INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of components for income tax expense
(In thousands)	2018	2017

Current tax expense (benefit):
Federal	$3,214	$5,044
State	1,278	1,079
Net operating loss carryforward	(14)	(14)
	4,478	6,109
Deferred tax expense (benefit):
Federal	(926)	1,523
State	(315)	(214)
	(1,241)	1,309
Income tax expense	$3,237	$7,418

Schedule of differences between the statutory federal income tax rate and the effective tax rates
	2018	2017
Federal income tax at statutory rate	21.0%	34.0%
Increase (decrease) in tax resulting from:
State tax, net of federal tax benefit	5.7	4.6
Tax exempt income and dividends received deduction	(1.0)	(3.3)
Change in enacted federal tax rate	-	13.4
Other	0.1	(0.3)
Effective tax rate	25.8%	48.4%

Schedule of deferred tax assets and deferred tax liabilities
(In thousands)	2018	2017
Deferred tax assets:
Allowance for loan losses	$3,251	$2,743
Depreciation	160	41
Net operating loss carryforward	16	25
Employee benefit plans and share-based compensation plans	2,498	1,979
Deferred loan fees, net	339	238
Reserve for unfunded commitments	31	39
Net unrealized loss on securities	107	-
Other	109	140
Gross deferred tax assets	6,511	5,205

Deferred tax liabilities:
Prepaid expenses	(45)	(64)
FHLB restructure fees	(29)	(52)
Net unrealized holding gain on securities	-	(169)
Gross deferred tax liabilities	(74)	(285)
Net deferred tax asset	$6,437	$4,920